S000036906 [Member] Investment Objectives and Goals - iShares US & Intl High Yield Corp Bond ETF	Jun. 27, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® US & INTL HIGH YIELD CORP BOND ETFTicker: GHYGStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares US & Intl High Yield Corp Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar, euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds.